DEFERRED CHARGES (Narrative) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
DEFERRED CHARGES [Abstract]
Amortization of deferred charges	$ 351,570	$ 468,607	$ 456,524
Weighted average life of current year additions to deferred charges	14 years 1 month 20 days